MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (28.1)	$ (25.0)
Additional tier 1 (AT1) capital instruments	4.8	3.4
Total including AT1 capital instruments	(23.3)	(21.5)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(4.3)	(4.1)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.7)	(0.6)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.0	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(23.1)	(20.4)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.1	(0.1)
Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,287.0)	(4,617.2)
Additional tier 1 (AT1) capital instruments	888.3	652.5
Total including AT1 capital instruments	(4,398.7)	(3,964.7)
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(608.9)	(576.5)
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(142.9)	(111.6)
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2.2	33.4
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(4,522.3)	(3,936.5)
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(15.0)	(26.3)
Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,434.5	4,828.5
Additional tier 1 (AT1) capital instruments	(1,028.0)	(702.8)
Total including AT1 capital instruments	4,406.6	4,125.7
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	686.1	644.2
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	150.0	142.2
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(11.8)	(45.7)
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	4,593.2	4,066.1
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	17.1	21.9
Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,361.0)	(1,408.2)
Additional tier 1 (AT1) capital instruments	95.9	(47.3)
Total including AT1 capital instruments	(1,265.1)	(1,455.5)
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(335.2)	(256.7)
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(16.0)	(93.2)
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(13.1)	(28.2)
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(973.6)	(1,026.7)
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(23.0)	(3.3)
Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	142.9	345.8
Additional tier 1 (AT1) capital instruments	104.7	191.1
Total including AT1 capital instruments	247.6	536.9
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	214.1	144.7
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(6.8)	75.4
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	12.3	32.7
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(94.1)	95.4
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	17.5	(2.6)
Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,976.3)	(1,532.9)
Additional tier 1 (AT1) capital instruments	477.4	440.8
Total including AT1 capital instruments	(1,498.9)	(1,092.2)
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(38.5)	(84.1)
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(48.4)	37.1
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	13.4	42.4
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,909.8)	(1,514.7)
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	7.1	(13.9)
Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,105.3	1,676.6
Additional tier 1 (AT1) capital instruments	(498.9)	(457.8)
Total including AT1 capital instruments	1,606.4	1,218.8
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	42.9	88.1
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	49.8	(36.1)
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(14.3)	(42.6)
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,036.8	1,654.0
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (10.0)	$ 13.4